PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
PREPAID LAND LEASE PAYMENTS
11.	PREPAID LAND LEASE PAYMENTS

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Prepaid land lease payments	456,823	456,823	66,442
Less: accumulated amortization	(8,890)	(18,500)	(2,691)
Net carrying value	447,933	438,323	63,751

Amortization expenses for the years ended December 31, 2016, 2017 and 2018 were RMB1,195, RMB5,256 and RMB9,610 (US$
1,398
), respectively.

As at December 31, 2017 and 2018, certain of the Group's prepaid land lease payments with a total net book value of RMB48,273 and RMB425,743 (US$
61,922
) were pledged to secure bank and other borrowings of RMB280,459 and RMB
501,789
 (US$
72,982
), respectively (note 17) and mandatorily redeemable noncontrolling interest of RMB396,281 and RMB434,216 (US$63,154) (note 1), respectively.

The estimated annual amortization expenses for the prepaid land leases for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2019	9,462	1,376
2020	9,462	1,376
2021	9,462	1,376
2022	9,462	1,376
2023	9,462	1,376